Property, plant and equipment (Details 3) € in Millions	Dec. 31, 2018 EUR (€) bbl	Dec. 31, 2017 EUR (€) bbl	Dec. 31, 2016 EUR (€) bbl
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 1,101	€ 1,263	€ 1,684
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	34.10	33.26	32.85
within 1 year [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 111	€ 222	€ 16
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	7.02	7.95	1.05
between 1 and 3 years [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 87	€ 241	€ 609
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	2.88	3.87	10.25
beyond 3 years [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 903	€ 800	€ 1,059
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	24.20	21.44	21.55
fields including wells drilled over the last 12 months [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 111	€ 148	€ 9
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	7.02	5.88	0.55
fields for which the delineation campaign is in progress [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 217	€ 261	€ 251
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	4.66	4.69	3.51
fields including commercial discoveries that proceeds to sanctioning [Member]
Disclosure Of Property Plant And Equipment Explanatory [Line Items]
Costs capitalized and suspended for exploratory well activity | €	€ 773	€ 854	€ 1,424
Costs capitalized and suspended for exploratory well activity, number of wells in Eni's interest | bbl	22.42	22.69	28.79